Note 2 - Summary of Significant Accounting Policies (FY) (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation and Consolidation
Basis of Presentation and Consolidation

The accompanying unaudited consolidated condensed financial statements include the accounts of CBLI, BioLab 612, Panacela and Merger Sub. All significant intercompany balances and transactions have been eliminated in consolidation.

The consolidated condensed balance sheet as of December 31, 2020, which has been derived from audited financial statements, and the unaudited interim consolidated condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") for interim consolidated financial information and in accordance with the instructions to Form 10-Q and Article 8 of Regulation S-X of the Securities and Exchange Commission ("SEC"). Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. These consolidated condensed financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto contained in the Company’s Annual Report on Form 10-K for the year ended December 31, 2020, as filed with the SEC (the "2020 Form 10-K").

In the opinion of the Company’s management, any adjustments contained in the accompanying unaudited consolidated financial statements are of a normal recurring nature, and are necessary to fairly present the financial position of the Company as of March 31, 2021, along with its results of operations for the three month periods ended March 31, 2021 and 2020 and cash flows for the three-month periods ended March 31, 2021 and 2020. Interim results are not necessarily indicative of results that may be expected for any other interim period or for an entire year.

At March 31, 2021, we had cash, cash equivalents and short-term investments of $14.6 million in the aggregate. Management believes this capital will be sufficient to support operations beyond one year from this filing. To ensure continuing operations beyond that point, management is evaluating all opportunities, including seeking additional capital through debt or equity financing, the sale or license of drug candidates, the sale of certain of our tangible and/or intangible assets, the sale of interests in our subsidiaries or joint ventures, obtaining additional government research funding, or entering into other strategic transactions. Management believes that sufficient sources of financing will be available to support operations into the future, however there can be no assurances at this time. These financial statements have been prepared under the assumption that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.

Basis of Presentation and Consolidation

The accompanying consolidated financial statements include the accounts of CBLI, BioLab 612 through the dissolution date in November 2020, and Panacela. All significant intercompany balances and transactions have been eliminated in consolidation. These financial statements have been prepared on the accrual basis in accordance with accounting principles generally accepted in the United States ("GAAP").

At December 31, 2020, we had cash, cash equivalents, and short-term investments of $2.3 million. Of that total, $0.3 million was restricted for the use of our consolidated joint venture, Panacela, leaving $2.0 million available for general use, which management believes in connection with the February 2021 common stock issuance will be sufficient to support CBLI's operations through April 2022. To ensure continuing operations beyond that point, management is evaluating all opportunities, including investments from non-controlling interests, the sale or license of our drug candidates, the issuance of additional equity, and securing additional revenues from the U.S. or Russian governments. These financial statements have been prepared under the assumption that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty. As it relates to Cytocom, their financial statements issued for the year ended December 31, 2019 raised substantial doubt about Cytocom's ability to continue as a going concern given current debt levels and planned operating cash outflows through 2020. It is uncertain what impact a planned merger with Cytocom would have on the proposed new consolidated entity's ability to generate sufficient cash flows in order to sustain operations. For further information on the proposed operating results and cash flows of a merged entity, refer to Registration Statement on Form S-4 filed with the SEC on February 16, 2021.

Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents

The Company had $1.9 million and $1.1 million of cash and cash equivalents at December 31, 2020 and December 31, 2019, respectively. As of December 31, 2020, $0.015 million of the Company’s cash and cash equivalents were held in Russian banks, all of which was denominated in rubles.

Short-Term Investments
Short-Term Investments

The Company’s short-term investments are classified as held to maturity and are recorded at amortized cost. Short-term investments consisted of $0.3 million in certificates of deposit owned by Panacela that have maturity dates falling beyond three months and less than one year. These investments are classified as held to maturity given the intent and ability to hold the investments to maturity. Realized gains and losses, and interest and dividends on short-term investments are recorded in our Consolidated Statement of Operations as Interest and Other Income. The cost of securities sold is based on the specific identification method.

Short-Term Investments

The Company’s short-term investments are classified as and held to maturity and recorded at amortized cost. Short-term investments consist of $0.3 million in certificates of deposit with maturity dates beyond three months and less than one year and are owned by Panacela. These investments are classified as held to maturity given the intent and ability to hold the investments to maturity. Realized gains and losses, and interest and dividends on short-term investments are recorded in our Statements of Operations as Interest and Other Income. The cost of securities sold is based on the specific identification method.

Concentrations of Credit Risk
Concentrations of Credit Risk

Financial instruments that potentially subject the Company to a significant concentration of credit risk primarily consist of cash and cash equivalents and short-term investments. The Company maintains cash balances with financial institutions in excess of insured limits.

As of December 31, 2020, the Company held less than 1% of its cash and cash equivalents in accounts located outside of the United States.

As of February 8, 2021, the Dollar:Russian Ruble exchange rate increased to 75.1107, resulting in a decrease of $0.0002 million to the Company’s cash and cash equivalents as compared to December 31, 2020.

Significant Customers and Accounts Receivable
Significant Customers and Accounts Receivable

The following table presents our revenue by customer, on a proportional basis, for the three months ended March 31, 2021 and 2020.

	Three Months Ended March 31,
Customer	2021	2020	Variance
Department of Defense	0.0%	73.7%	(73.7)%
Incuron	0.0%	26.3%	(26.3)%
Total	0.0%	100.0%	(100)%

Significant Customers and Accounts Receivable

The following table presents our revenue by customer, on a proportional basis, for the periods indicated:

	Years ended December 31,
	2020	2019	Variance
U.S. Department of Defense	81.2%	64.5%	16.7%
Incuron, Inc	18.8%	35.5%	-16.7%
	100.0%	100.0%	0.0%

Although the Company anticipates future DoD contract and grant revenues, since we have no active agreements there is no guarantee that these revenue streams will continue in the future.

The Company extends unsecured credit to its government customers under normal trade agreements and contracted terms, which generally require payment within 30 days. Accounts receivable consist of amounts due under contracts and grants from these customers, along with amounts receivable under subleases at our Buffalo, New York office facility. The allowance for doubtful accounts was $0.1 million and $0.0 million at December 31, 2020 and December 31, 2019, respectively.

Equipment
Equipment

Equipment is stated at cost, net of accumulated depreciation. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is credited or charged to operations. Repair and maintenance costs are expensed as incurred.

Equipment is depreciated using the straight-line method over the estimated useful lives of the respective assets as follows:

Asset Category	Estimated Useful Life (in Years)
Laboratory equipment	5
Furniture and fixtures	5
Computer equipment	3

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets

Long-lived assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets or related asset group may not be recoverable. Determination of recoverability is based on an estimate of discounted future cash flows resulting from the use of the asset. In the event that such cash flows are not expected to be sufficient to recover the carrying amount of the asset or asset group, the carrying amount of the asset is written down to its estimated net realizable value.

Intellectual Property
Intellectual Property

Costs related to filing and pursuing patent applications are recognized as general and administrative expenses as incurred, since the recoverability of such expenditures is uncertain. Upon marketability approval by the FDA, or a respective foreign regulatory governing body, such costs will be capitalized and depreciated over the expected life of the related patent.

Accrued Warrant Liability
Accrued Warrant Liability

Certain warrants are accounted for as derivative instruments in accordance with the Financial Accounting Standards Board Accounting Standards Codification (the "Codification") on derivatives and hedging as the warrant holders, under certain change of control situations, could require settlement in cash. As such, the warrants were initially recorded as liabilities based on their fair values on the date of issuance. Subsequent changes in the value of the warrants are recorded in the Statements of Operations as "Change in value of warrant liability."

The Company’s remaining outstanding warrants were treated as equity upon issuance and continue to be treated as equity since they do not contain any mandatory redemption features or other provisions that would require a different classification of these warrant instruments outside of permanent equity.

Foreign Currency Translation
Foreign Currency Translation

The Russian ruble is the functional currency of our foreign subsidiaries, which are all located in the Russian Federation. Assets and liabilities of these companies are translated into U.S. dollars at the period-end exchange rate. Income and expense items are translated at the average exchange rates during the period. The net effect of this translation is recorded in the consolidated financial statements as accumulated other comprehensive income (loss). As a result of the dissolution of BioLab 612 in November 2020, accumulated foreign currency translation in the amount of $57,936 was realized, and recorded to foreign exchange gain in the Statements of Operations.

Other Comprehensive Income (Loss)
Other Comprehensive Income (Loss)

The Company applies the Accounting Standards Codification ("Codification") on comprehensive income (loss) that requires disclosure of all components of comprehensive income (loss) on an annual and interim basis. Other comprehensive income (loss) is defined as the change in equity of a business enterprise during a period arising from transactions and other events and circumstances from non-owner sources. The following table presents the changes in accumulated other comprehensive loss for the three months ended March 31, 2021.

Gains and losses on foreign exchange translations
Beginning balance	$(685,680)
Other comprehensive income (loss) before reclassifications	(5,184)
Amounts reclassified from accumulated other comprehensive loss	—
Ending balance	$(690,864)

Other Comprehensive Income (Loss)

The Company applies the Codification on comprehensive income that requires disclosure of all components of comprehensive income on an annual and interim basis. Comprehensive income is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. The following table presents the changes in accumulated other comprehensive loss for the year ended December 31, 2020.

	Gains and (losses) on foreign exchange translations	Total
Beginning balance	$(568,030)	$(568,030)
Realized foreign currency translation	(57,936)	(57,936)
Foreign currency translation	(59,714)	(59,714)
Ending balance	$(685,680)	$(685,680)

Revenue Recognition
Revenue Recognition

The Company generates grant and contract revenue from two different types of contractual arrangements: cost reimbursement grants and contracts, and fixed-price grants and contracts. Costs consist primarily of internal labor charges, subcontractors and materials, as well as an allocation of fringe benefits, overhead and general and administrative expenses. Under cost reimbursement grants and contracts, revenue is recognized during the period that the associated research and development costs are incurred. Under fixed-price grants and contracts, revenue is recognized using the percentage-of-completion method. The assumptions and estimates used in determination of the percentage-of-completion are developed in coordination with the principal investigator performing the work.

Research and Development
Research and Development

Research and development ("R&D") costs are expensed as incurred. R&D costs primarily consist of salaries, fringe benefits, and stock-based compensation for our clinical and scientific personnel along with a ratable share of our facility expenses. Other R&D expenses include fees paid to research-oriented consultants, outside service providers, costs of materials used in clinical trials, and other research activities.

Accounting for Stock-Based Compensation
Accounting for Stock-Based Compensation

The Cleveland Biolabs, Inc. Equity Incentive Plan, adopted in 2018 (the "Plan"), authorizes CBLI to grant (i) options to purchase common stock, (ii) restricted or unrestricted stock units, and (iii) stock appreciation rights, so long as the exercise or grant price of each are at least equal to the fair market value of the stock on the date of grant. As of March 31, 2021, an aggregate of 597,557 shares of common stock were authorized for issuance under the Plan, of which a total of 523,656 shares of common stock remained available for future awards. In addition, a total of 67,901 shares of common stock reserved for issuance were subject to currently outstanding stock options granted under The Cleveland BioLabs, Inc. Equity Incentive Plan, as in effect prior to the 2018 amendment and restatement. A single participant cannot be awarded more than 100,000 shares annually. Awards granted under the Plan have a contractual life of no more than 10 years. The terms and conditions of equity awards (such as price, vesting schedule, term, and number of shares) under the Plan are specified in an award document, and approved by the Company’s board of directors or its management delegates.

The 2013 Employee Stock Purchase Plan (the "ESPP") provides a means by which eligible employees of the Company and certain designated related corporations may be given an opportunity to purchase shares of common stock. As of March 31, 2021, there are 825,000 shares of common stock reserved for purchase under the ESPP. The number of shares reserved for purchase under the ESPP increases on January 1 of each calendar year by the lesser of: (i) 10% of the total number of shares of common stock outstanding on December 31st of the preceding year, or (ii) 100,000 shares of common stock. The ESPP allows employees to use up to 15% of their compensation to purchase shares of common stock at an amount equal to 85% of the fair market value of the Company’s common stock on the offering date or the purchase date, whichever is less.

The Company utilizes the Black-Scholes valuation model for estimating the fair value of all stock options granted where the vesting period is based on length of service or performance, while a Monte Carlo simulation model is used for estimating the fair value of stock options with market-based vesting conditions. No options were granted during the three months ended March 31, 2021 and March 31, 2020.

Accounting for Stock-Based Compensation

The Cleveland BioLabs, Inc. Equity Incentive Plan, adopted in 2018 (the "Plan"), authorizes CBLI to grant (i) options to purchase common stock, (ii) restricted or unrestricted stock units, and (iii) stock appreciation rights, so long as the exercise or grant price of each are at least equal to the fair market value of the stock on the date of grant. As of December 31, 2020, an aggregate of 597,557 shares of common stock were authorized for issuance under the Plan, of which a total of approximately 515,493 shares of common stock remained available for future awards. In addition, a total of 76,064 shares of common stock reserved for issuance were subject to currently outstanding stock options granted under the Plan as in effect prior to the 2018 amendment and restatement. A single participant cannot be awarded more than 100,000 shares annually. Awards granted under the Plan have a contractual life of no more than 10 years. The terms and conditions of equity awards (such as price, vesting schedule, term and number of shares) under the Plan are specified in an award document, and approved by the Company's board of directors or its management delegates.

The 2013 Employee Stock Purchase Plan ("ESPP") provides a means by which eligible employees of the Company and certain designated related corporations may be given an opportunity to purchase shares of common stock. As of December 31, 2020, there were 725,000 shares of common stock reserved for purchase under the ESPP. The number of shares reserved for purchase under the ESPP increases on January 1 of each calendar year by the lesser of (i) 10% of the total number of shares of common stock outstanding on December 31st of the preceding year, or (ii) 100,000 shares of common stock. The ESPP allows employees to use up to 15% of their compensation to purchase shares of common stock at an amount equal to 85% of the fair market value of the Company's common stock on the offering date or the purchase date, whichever is less.

The Company utilizes the Black-Scholes valuation model for estimating the fair value of all stock options granted where the vesting period is based on length of service or performance, while a Monte Carlo simulation model is used for estimating the fair value of stock options with market-based vesting conditions. No options were granted during the years ended December 31, 2020 and 2019.

Income Taxes
Income Taxes

No income tax expense was recorded for the three months ended March 31, 2021 and 2020 as the Company does not expect to have taxable income for 2021 and did not have taxable income in 2020. A full valuation allowance has been recorded against the Company’s net deferred tax asset.

At March 31, 2021, the Company had U.S. federal net operating loss carryforwards of approximately $148.0 million, of which $139.7 million begins to expire if not utilized by 2023, and $8.3 million, which has no expiration, and approximately $4.3 million of tax credit carryforwards, which begin to expire if not utilized by 2024. The Company also has state net operating loss carryforwards of approximately $93.8 million, which begin to expire if not utilized by 2027, and state tax credit carryforwards of approximately $0.3 million, which begin to expire if not utilized by 2022. The purchase of 6,459,948 shares of common stock by David Davidovich on July 9, 2015 resulted in Mr. Davidovich owning 60.2% of the Company at that time. We therefore believe it highly likely that this transaction will be viewed by the U.S. Internal Revenue Service as a change of ownership as defined by Section 382 of the Internal Revenue Code. Consequently, our ability to utilize approximately $124.8 million of U.S. federal net operating loss carryforwards, $3.65 million of U.S. tax credit carryforwards, approximately $73.4 million of state net operating loss carryforwards, and $0.3 million of state tax credit carryforwards, all of which occurred prior to July 9, 2015, are limited. As such, a significant portion of these carryforwards will likely expire before they can be utilized, even if the Company is able to generate taxable income that, except for the foregoing transaction, would have been sufficient to fully utilize these carryforwards.

Income taxes

No income tax expense was recorded for the years ended December 31, 2020 and 2019 as the Company did not have taxable income for any of the years presented. A full valuation allowance has been recorded against the Company’s net deferred tax asset.

Earnings (Loss) per Share
Earnings (Loss) per Share

Basic net loss per share of common stock excludes dilution for potential common stock issuances and is computed by dividing net loss by the weighted average number of shares outstanding for the period. Diluted net loss per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. Diluted net loss per share is identical to basic net loss per share as potentially dilutive securities have been excluded from the calculation of diluted net loss per common share because the inclusion of such securities would be antidilutive.

The Company has excluded the following securities from the calculation of diluted net loss per share because all such securities were antidilutive for the periods presented. Additionally, there were no dilutive securities outstanding as of March 31, 2021.

	As of March 31,
Common Equivalent Securities	2021	2020
Warrants	299,519	222,253
Options	67,901	96,397
Total	367,420	318,650

Earnings (Loss) per Share

Basic net loss per share of common stock excludes dilution for potential common stock issuances and is computed by dividing net loss by the weighted average number of shares outstanding for the period. Diluted net loss per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. Diluted net loss per share is identical to basic net loss per share as potentially dilutive securities have been excluded from the calculation of diluted net loss per common share because the inclusion of such securities would be antidilutive.

The Company has excluded the following securities from the calculation of diluted net loss per share because all such securities were antidilutive for the periods presented:

	As of December 31,
Common Equivalent Securities	2020	2019
Warrants	371,340	327,253
Options	76,064	136,105
Total	447,404	463,358

Recently Issued Accounting Pronouncements
Recent Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board ("FASB") or other standard-setting bodies that are adopted by us as of the specified effective date. Unless otherwise discussed, we believe that the impact of recently issued standards that are not yet effective will not have a material impact on our financial position or results of operations upon adoption.

Recently Issued Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board ("FASB") or other standard-setting bodies that are adopted by us as of the specified effective date. Unless otherwise discussed, we believe that the impact of recently issued standards that are not yet effective will not have a material impact on our financial position or results of operations upon adoption.